                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-7193

                      (Investment Company Act File Number)

                          Federated Institutional Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/05

            Date of Reporting Period: Fiscal year ended 10/31/05

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2005	2004	2003
Net Asset Value, Beginning of Period	$12.00	$11.64	$10.00
Income From Investment Operations:
Net investment income	0.81	0.93	0.90
Net realized and unrealized gain (loss) on investments	(0.40)	0.45	1.63
TOTAL FROM INVESTMENT OPERATIONS	0.41	1.38	2.53
Less Distributions:
Distributions from net investment income	(0.89)	(0.95)	(0.89)
Distributions from net realized gain on investments	(0.82)	(0.07)	-
TOTAL DISTRIBUTIONS	(1.71)	(1.02)	(0.89)
Net Asset Value, End of Period	$10.70	$12.00	$11.64
Total Return [1]	3.69%	12.43%	26.19%

Ratios to Average Net Assets:
Net expenses	0.51%	0.50%	0.46%
Net investment income	7.50%	7.79%	8.20%
Expense waiver/reimbursement [2]	1.03%	0.71%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,547	$36,763	$48,437
Portfolio turnover	35%	56%	22%
Redemption fees consisted of the following per share amounts	$0.00 [3]	$0.00 [3]	$0.00 [3]

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

3 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,041.90	$2.62
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.63	$2.60

1 Expenses are equal to the Fund's annualized net expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

For the 12 months ended October 31, 2005

The fund's total return, based on net asset value, for the 12-month reporting period was 3.69%. The total return consisted of 14.52% of dividends and capital gains and (10.83)% depreciation in the net asset value of the shares. The total return of the Lehman Brothers High Yield 2% Issuer Constrained Index, a broad-based securities market index ("LHY2%ICI") 1 was 3.77% during the 12-month reporting period.

1 The LHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index (LCHYI). The LCHYI is an index that covers the universe of fixed-rate, non-investment grade debt. Pay-in-kind (PIK) bonds, eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step up coupon structures, and 144-As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows. On June 1, 2005, the fund's adviser elected to change the benchmark index from the Lehman Brothers High Yield Composite Bond Index to the LHY2%ICI because the LHY2%ICI is more reflective of the securities in which the fund invests. This index is unmanaged, and unlike the fund is not affected by cashflows.

MARKET OVERVIEW

For the 12 months ended October 31, 2005, the high yield bond market significantly outperformed the high-quality bond market. As noted above, the LHY2%ICI returned 3.77% versus a 1.13% return for the Lehman Brothers U.S. Aggregate Bond Index 2 , a measure of high-quality bond performance. The period was characterized by steady growth in the U.S. economy, increasing inflationary pressures, a Federal Reserve which aggressively pushed short-term interest rates higher, and an increase in interest rates on U.S. Treasury securities with maturities ranging from 3 months to 10 years. In general, credit conditions for corporate borrowers were good. For example, the spread between U.S. Treasurys and the Credit Suisse First Boston HighYield Index 3 tightened from 4.08% to 3.93% during the period. However, several factors tempered the otherwise positive environment. The struggles of General Motors and Ford, which were both downgraded to below investment grade during the period, weighed heavy on the auto sector and the overall market. Also, the hurricane season proved especially destructive with Hurricanes Katrina and Rita causing significant damage to the energy and chemical infrastructure along the Gulf coast. These destructive hurricanes had a major negative impact on operating cost for energy intensive industries, pushed prices for oil, natural gas and products derived from these commodities substantially higher and damaged consumer confidence.

For the period, these events, as well as issuer specific events, resulted in the underperformance of the Automotive, Packaging, Paper, Building Products and Home Constructions industry sectors of the high-yield market while the Wireline and Wireless Telecommunications, Energy, Environmental, Food and Beverage, Financial, and Natural Gas Utility industry sectors outperformed the overall market.

2 Lehman Brothers Aggregate Bond Index is an index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index. The index is unmanaged, and unlike the fund, is not affected by cashflows.

3 Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the fund, is not affected by cashflows.

High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities.

FUND PERFORMANCE

The fund performed in line with the LHY2%ICI for the reporting period. The fund benefited from positive security selection in the period. The fund's selections in the Healthcare, Food and Beverage, Industrial-other, Media-non cable, and Tobacco sectors positively impacted performance while the fund's holdings in the Consumer Products and Packaging sectors negatively impacted performance. Overall, the fund's allocations to various industry sectors negatively impacted performance. The fund's underweight in the Energy, Financial and Wireless Telecommunications sectors as well as its overweight in the Consumer Products sector negatively impacted performance while its underweight in the Automotive and Home Construction and overweight in the Food and Beverage sector positively impacted performance. Specific fund holdings that substantially outperformed the overall market included bonds issued by ASG Consolidated, Ardent Health Services, Advanstar Inc., MCI Inc. and Medical Device Manufacturing. Specific fund holdings that substantially underperformed the market included bonds issued by Tembec Ind., AMH Holding, General Nutrition Centers, Allied Holding and Ames True Temper. The fund's return also reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LHY2%ICI.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Institutional High Yield Bond Fund (the "Fund") from November 1, 2002 (start of performance) to October 31, 2005 compared to the Lehman Brothers High Yield Composite Bond Index (LBHYCBI), 2 the Lehman Brothers Single B Index (LBSBI), 2 the Lehman Brothers High Yield 2% Issuer Constrained Index (LHY2%ICI) 2,3 and the Lipper High Current Yield Funds Average (LHCYFA). 2

Average Annual Total Return [4] for the Period Ended 10/31/2005
1 Year	3.69%
Start of Performance (11/1/2002)	13.73%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum redemption charge of 2.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBI and the LBHYCBI have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBHYCBI, LBSBI, and the LHY2%ICI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes and average are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest in an index or average.

3 On June 1, 2005, the Fund's adviser elected to change the benchmark index from the LBHYCBI to the LHY2%ICI because the LHY2%ICI is more reflective of the securities in which the Fund Invests.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At October 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
BBB	0.4%	Baa	0.0%
BB	22.5%	Ba	24.3%
B	61.5%	B	47.4%
CCC	11.0%	Caa	22.9%
Not rated by S&P	2.3%	Not rated by Moody's	3.1%
Other Securities [2]	0.9%	Other Securities [2]	0.9%
Other Assets and Liabilities-Net [3]	1.4%	Other Assets and Liabilities-Net [3]	1.4%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by ..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 Other Securities include common stock, preferred stock and warrants that do not qualify for credit ratings from an NRSRO.

3 See Statement of Assets and Liabilities.

At October 31, 2005, the Fund's index classification 4 was as follows:

Index Classification	Percentage of Total Net Assets
Media-Non-cable	9.3%
Industrial-Other	8.1%
Chemicals	6.1%
Health Care	5.8%
Utility-Electric	5.7%
Utility-Natural Gas	5.5%
Wireline Communications	5.2%
Food & Beverage	5.1%
Automotive	5.1%
Consumer Products	5.0%
Gaming	4.1%
Technology	4.0%
Paper	3.9%
Building Materials	3.3%
Retailers	3.0%
Entertainment	2.4%
Energy	2.4%
Media-Cable	2.4%
Other [5]	12.2%
Other Assets and Liabilities-Net [3]	1.4%
TOTAL	100.0%

4 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LHY2%ICI). Individual portfolio securities that are not included in the LHY2%ICI are assigned to an index classification by the Fund's adviser.

5 For purposes of this table, index classifications which constitute less than 2.3% of the Fund's total net assets have been aggregated under the designation "Other."

Portfolio of Investments

October 31, 2005

Principal Amount			Value
		CORPORATE BONDS--97.7%
		Aerospace/Defense--1.3%
$50,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	$50,250
50,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	49,125
100,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	95,500
50,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	52,250
		TOTAL	247,125
		Automotive--5.1%
50,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	42,750
100,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	75,500
200,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	148,000
125,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	121,346
150,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	155,281
125,000		General Motors Corp., Note, 8.375%, 7/15/2033	93,281
50,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	49,000
50,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	26,750
75,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	77,625
50,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	54,000
50,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	56,125
50,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	48,000
50,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	50,250
		TOTAL	997,908
		Building Materials--3.3%
75,000		AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	35,625
50,000	[1,2]	Builders Firstsource, Inc., Floating Rate Note - Sr. Secured Note, 8.04%, 2/15/2012	50,500
50,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	47,000
50,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	51,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Building Materials--continued
$100,000	[1,2]	Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	$94,500
50,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	51,250
100,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	70,500
100,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	60,500
50,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	48,000
50,000	[1,2]	Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	52,250
75,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	75,281
		TOTAL	637,156
		Chemicals--6.1%
75,000	[1,2]	Aventine Renewable Energy Holdings, Inc., Floating Rate Note - Sr. Secured Note, 9.87%, 12/15/2011	78,375
100,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	98,875
75,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	64,125
100,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	88,500
155,000		Crystal US Holdings, Sr. Disc. Note, 0/10.50%, 10/1/2014	108,112
50,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	55,250
100,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	108,250
75,000		Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	83,625
75,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	81,000
50,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	54,750
100,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	102,625
75,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	72,375
50,000	[1,2]	PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013	46,250
75,000		Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	66,375
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	78,882
		TOTAL	1,187,369
		Construction Machinery--0.8%
50,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	52,875
50,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	55,250
50,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	54,625
		TOTAL	162,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--5.0%
$100,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	$73,500
50,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	50,250
75,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	56,625
50,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	48,750
50,000	[1,2]	Doane Pet Care Co., Sr. Sub. Note, 10.6255%, 11/15/2015	50,875
325,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	236,437
50,000		K2, Inc., Sr. Note, 7.375%, 7/1/2014	49,250
25,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	20,875
50,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	52,000
75,000	[1,2]	Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014	37,125
50,000		Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	44,375
125,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	108,594
100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	90,500
45,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	49,050
		TOTAL	968,206
		Energy--2.4%
50,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	53,375
50,000	[1,2]	Grant Prideco, Inc., Sr. Unsecd. Note, 6.125%, 8/15/2015	50,375
75,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	78,938
50,000	[1,2]	Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015	49,750
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	49,750
25,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	26,125
100,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	107,500
50,000	[1,2]	Targa Resources, Inc., Sr. Note, 8.50%, 11/1/2013	51,000
		TOTAL	466,813
Principal Amount			Value
		CORPORATE BONDS--continued
		Entertainment--2.4%
$50,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	$48,000
50,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	51,875
125,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	89,062
75,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	76,687
75,000		Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	72,563
75,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	84,469
50,000		Universal City Florida Holding Co., Floating Rate Note, 8.44313%, 5/1/2010	51,438
		TOTAL	474,094
		Environmental--0.8%
100,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%, 4/1/2008	104,750
50,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	56,250
		TOTAL	161,000
		Financial Institutions--0.5%
100,000	[1,2]	American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	97,750
		Food & Beverage--5.0%
200,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	155,000
50,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	50,687
100,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	107,000
100,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	102,000
75,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	77,812
75,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	76,125
75,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	82,688
125,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	97,188
100,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	106,125
50,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	53,000
75,000		UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	65,625
		TOTAL	973,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--4.1%
$50,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	$48,125
100,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	104,500
50,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	49,625
50,000	[1,2]	Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015	47,750
150,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	159,375
75,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	79,312
50,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	52,578
100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	109,500
50,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	50,000
100,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	100,250
		TOTAL	801,015
		Health Care--5.8%
50,000	[1,2]	AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	54,750
125,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	130,625
150,000		CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	84,000
100,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	103,500
75,000		DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015	76,125
150,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	147,936
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	99,862
100,000		Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	117,500
50,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	51,750
50,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	51,750
75,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015	71,438
50,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	48,750
50,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	52,375
50,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	50,500
		TOTAL	1,140,861
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--7.9%
$100,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	$91,000
75,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	75,000
50,000	[1,2]	American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	45,500
75,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	80,625
100,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	106,500
50,000		Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	45,250
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	53,000
100,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	101,500
98,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	109,270
100,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	93,500
75,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	79,125
79,259		NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012	82,429
146,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	162,060
75,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	80,250
50,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	48,750
75,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	82,500
75,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	68,625
100,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	99,000
50,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	51,250
		TOTAL	1,555,134
		Lodging--1.3%
50,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	48,500
100,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	97,500
100,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	108,250
		TOTAL	254,250
		Media - Cable--2.4%
150,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	151,125
100,000	[1,2]	Iesy Repository Gmbh, Sr. Note, 10.375%, 2/15/2015	104,250
150,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	162,187
50,000	[1,2]	Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	49,625
		TOTAL	467,187
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--9.3%
$75,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	$79,969
75,000		Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011	78,562
78,194		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	72,329
50,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	49,750
100,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	99,500
100,000	[1,2]	DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	98,625
119,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	131,792
150,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	117,000
100,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	97,500
50,000		Emmis Communications Corp., Floating Rate Note - Sr. Note, 9.745%, 6/15/2012	50,375
150,000		Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	109,500
75,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015	76,312
50,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	50,625
50,000	[1,2]	Lin Television Corp., Sr. Sub. Note, 6.50%, 5/15/2013	47,625
75,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	56,438
50,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	47,000
225,000		PanAmSat Holding Corp., Discount Bond, 0/10.375%, 11/1/2014	154,688
75,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	73,500
75,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	82,875
50,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	50,188
75,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	70,125
125,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	118,438
		TOTAL	1,812,716
		Metals & Mining--0.8%
75,000		Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	82,312
75,000	[1,2]	Novelis, Inc., Sr. Note, 7.25%, 2/15/2015	68,813
		TOTAL	151,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--2.1%
$100,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	$103,500
50,000		Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	48,250
100,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	107,500
50,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	51,250
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	100,500
		TOTAL	411,000
		Paper--3.9%
75,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	69,375
50,000		Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014	44,750
150,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	166,125
100,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	90,250
100,000		Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013	90,500
75,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	72,375
125,000		Mercer International, Inc., 9.25%, 2/15/2013	105,625
100,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	84,500
75,000		Tembec Industries, Inc., 8.50%, 2/1/2011	48,000
		TOTAL	771,500
		Restaurants--0.2%
50,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	46,250
		Retailers--2.4%
100,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	102,000
73,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	72,635
100,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	99,500
125,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	143,335
50,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	52,188
		TOTAL	469,658
Principal Amount			Value
		CORPORATE BONDS--continued
		Services--1.2%
$32,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	$35,200
49,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	52,369
75,000	[1,2]	HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013	69,000
75,000		Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013	78,598
		TOTAL	235,167
		Technology--4.0%
50,000	[1,2]	Activant Solutions, Inc., Floating Rate Note, 10.054%, 4/1/2010	51,375
75,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	80,250
75,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	79,031
50,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, Series WI, 8.00%, 12/15/2014	46,000
75,000	[1,2]	Smart Modular Technologies, Inc., Sr. Note, 9.565%, 4/1/2012	78,375
100,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013	102,000
75,000	[1,2]	SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015	74,719
50,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	53,500
100,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	109,750
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	111,000
		TOTAL	786,000
		Textile--0.5%
50,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	52,625
50,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	54,125
		TOTAL	106,750
		Tobacco--0.4%
75,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	79,125
		Transportation--0.7%
125,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	135,625
		Utility - Electric--5.7%
50,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	52,063
150,000		Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011	175,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$97,390	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	$94,812
60,000		NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	65,700
50,000		Nevada Power Co., 6.50%, 4/15/2012	51,125
50,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	49,293
65,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	71,999
50,000		Northwestern Corp., Note, 5.875%, 11/1/2014	49,789
100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	110,500
125,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	133,750
50,000	[1,2]	Sierra Pacific Resources, Sr. Note, 6.75%, 8/15/2017	50,000
50,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	51,750
150,000	[1,2]	Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014	161,250
		TOTAL	1,117,531
		Utility - Natural Gas--5.5%
75,000	[1,2]	AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	78,000
50,000		El Paso Corp., 6.75%, 5/15/2009	49,375
100,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	99,750
125,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	121,875
50,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	47,625
50,000	[1,2]	Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	49,625
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	78,375
50,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	50,841
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	252,735
50,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	53,250
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	189,656
		TOTAL	1,071,107
		Wireless Communications--1.6%
50,000		Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012	41,125
32,000		Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	32,520
50,000		New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	51,000
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireless Communications--continued
$50,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 6.995%, 12/15/2010	$52,000
50,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	53,875
75,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	79,688
		TOTAL	310,208
		Wireline Communications--5.2%
125,000		AT&T Corp., Sr. Note, 9.75%, 11/15/2031	152,813
65,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	70,200
100,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	104,750
50,000		Citizens Communications Co., 9.00%, 8/15/2031	49,625
50,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	54,375
100,000		MCI, Inc., Sr. Note, 8.735%, 5/1/2014	111,000
200,000		Qwest Corp., Note, 8.875%, 3/15/2012	220,500
150,000		Qwest Services Corp., Sr. Sub. Note, 13.50%, 12/15/2010	172,125
75,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	73,781
		TOTAL	1,009,169
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,011,433)	19,104,799
		COMMON STOCKS--0.3%
		Food & Beverage--0.1%
2,490		B&G Foods, Inc.	31,996
		Industrial-Other--0.2%
17,689	[1,3]	ACP Holdings Corp., Warrants	34,936
		TOTAL COMMON STOCKS (IDENTIFIED COST $37,342)	66,932
Shares			Value
		PREFERRED STOCK--0.6%
		Retailers--0.6%
150		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A (IDENTIFIED COST $150,901)	107,625
		MUTUAL FUND--0.0%
4	[4]	High Yield Bond Portfolio (IDENTIFIED COST $26)	30
		TOTAL INVESTMENTS--98.6% (IDENTIFIED COST $19,199,702) [5]	19,279,386
		OTHER ASSETS AND LIABILITIES - NET--1.4%	267,649
		TOTAL NET ASSETS--100%	$19,547,035

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities amounted to $3,455,965 which represents 17.7% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2005, these securities amounted to $3,421,029 which represents 17.5% of total net assets.

3 Non-income producing security.

4 Affiliated company.

5 T he cost of investments for federal tax purposes amounts to $19,248,584.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Total investments in securities, at value, including $30 of investments in affiliated issuers (Note 5) (identified cost $19,199,702)		$19,279,386
Income receivable		394,392
Receivable for investments sold		68,672
Receivable for shares sold		7,632
TOTAL ASSETS		19,750,082
Liabilities:
Payable for shares redeemed	$5,819
Income distribution payable	108,112
Payable to bank	50,718
Payable for auditing fees	23,395
Payable for portfolio accounting fees	5,561
Accrued expenses	9,442
TOTAL LIABILITIES		203,047
Net assets for 1,826,716 shares outstanding		$19,547,035
Net Assets Consist of:
Paid-in capital		$18,724,101
Net unrealized appreciation of investments		79,684
Accumulated net realized gain on investments		732,495
Undistributed net investment income		10,755
TOTAL NET ASSETS		$19,547,035
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($19,547,035 ÷ 1,826,716 shares outstanding), no par value, unlimited shares authorized		$10.70
Offering price per share		$10.70
Redemption proceeds per share (98.00/100 of $10.70) [1]		$10.49

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2005

Investment Income:
Interest			$2,212,592
Dividends (including $56,146 received from affiliated issuers) (Note 5)			60,425
TOTAL INCOME			2,273,017
Expenses:
Investment adviser fee (Note 5)		$113,495
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		5,702
Transfer and dividend disbursing agent fees and expenses		15,847
Directors'/Trustees' fees		5,457
Auditing fees		23,883
Legal fees		6,806
Portfolio accounting fees		66,224
Share registration costs		22,458
Printing and postage		14,691
Insurance premiums		8,157
Interest		640
Miscellaneous		2,239
TOTAL EXPENSES		435,599
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(113,495)
Waiver of administrative personnel and services fee	(24,716)
Reimbursement of other operating expenses	(153,489)
TOTAL WAIVERS AND REIMBURSEMENT		(291,700)
Net expenses			143,899
Net investment income			2,129,118
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $71,548 on sales of investments in affiliated issuers) (Note 5)			935,828
Net change in unrealized appreciation of investments			(2,058,724)
Net realized and unrealized loss on investments			(1,122,896)
Change in net assets resulting from operations			$1,006,222

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,129,118	$3,180,704
Net realized gain on investments	935,828	2,611,662
Net change in unrealized appreciation/depreciation of investments	(2,058,724)	(1,036,650)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,006,222	4,755,716
Distributions to Shareholders:
Distributions from net investment income	(2,270,882)	(3,293,572)
Distributions from net realized gains	(2,528,345)	(305,315)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,799,227)	(3,598,887)
Share Transactions:
Proceeds from sale of shares	7,215,191	16,737,849
Net asset value of shares issued to shareholders in payment of distributions declared	1,786,006	745,071
Cost of shares redeemed	(22,423,779)	(30,314,129)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,422,582)	(12,831,209)
Change in net assets	(17,215,587)	(11,674,380)
Net Assets:
Beginning of period	36,762,622	48,437,002
End of period (including undistributed net investment income of $10,755 and $3,106, respectively)	$19,547,035	$36,762,622

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2005

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income securities and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2005	2004
Shares sold	646,029	1,419,134
Shares issued to shareholders in payment of distributions declared	159,858	63,479
Shares redeemed	(2,041,514)	(2,581,208)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,235,627)	(1,098,595)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted interest and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulate Net Realized Gains
$149,413	$(149,413)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$2,971,880	$3,598,887
Long-term capital gains	$1,827,347	--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$372,615
Undistributed long-term capital gain	$527,628
Net unrealized appreciation/depreciation	$30,802

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At October 31, 2005, the cost of investments for federal tax purposes was $19,248,584. The net unrealized appreciation of investments for federal tax purposes was $30,802. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $624,177 and net unrealized depreciation from investments for those securities having an excess of cost over value of $593,375.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended October 31, 2005, the Adviser voluntarily waived $113,495 of its fee and voluntarily reimbursed $153,489 of other operating expenses.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$213
High Yield Bond Portfolio	$55,933

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2005, the net fee paid to FAS was 0.442% of average aggregate daily net assets of the Fund.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the year ended October 31, 2005, the redemption fees amounted to $471.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2005, were as follows:

Purchases	$9,538,495
Sales	$25,274,547

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2005, the amount of long-term capital gains designated by the Fund was $1,827,347.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Institutional High Yield Bond Fund (one of the portfolios constituting Federated Institutional Trust), (the "Trust"), as of October 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2005, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised two portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: June 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investments Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL June 1994 Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1, 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: September 1997	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Mark E. Durbiano has been the Fund's Portfolio Manager since its inception. He is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance for the one year period was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

29856 (12/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy,
Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2005 - $44,766

                        Fiscal year ended 2004 - $34,468

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $161

                  Fiscal year ended 2004 - $0

            Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $127,653 and $0
      respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with
                  or overseen by another investment adviser), and any
                  entity controlling, controlled by, or under common
                  control with the investment adviser that provides ongoing
                  services to the registrant  at the time of the engagement
                  to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $182,889

                        Fiscal year ended 2004 - $256,217

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)
Date        December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2005

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
Date        December 22, 2005